Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2013 and 2012.

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥183,078	¥—	¥183,078
Available-for-sale (noncurrent):
Government bonds	307	—	—	307
Corporate bonds	—	141	340	481
Fund trusts	11	57	—	68
Equity securities	34,536	—	—	34,536
Derivatives	—	254	—	254

Total assets	¥34,854	¥183,530	¥340	¥218,724

Liabilities:
Derivatives	¥—	¥14,945	¥—	¥14,945

Total liabilities	¥—	¥14,945	¥—	¥14,945

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥141,729	¥—	¥141,729
Available-for-sale (current):
Corporate bonds	30	—	—	30
Available-for-sale (noncurrent):
Government bonds	181	—	—	181
Corporate bonds	—	116	444	560
Fund trusts	159	1,075	—	1,234
Equity securities	21,335	—	—	21,335
Derivatives	—	831	—	831

Total assets	¥21,705	¥143,751	¥444	¥165,900

Liabilities:
Derivatives	¥—	¥25,493	¥—	¥25,493

Total liabilities	¥—	¥25,493	¥—	¥25,493

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2013 and 2012.

	Years ended December 31
	2013	2012
	(Millions of yen)
Balance at beginning of year	¥444	¥454
Total gains or losses (realized or unrealized):
Included in earnings	1	3
Included in other comprehensive income (loss)	36	2
Purchases, issuances, and settlements	(141)	(15)

Balance at end of year	¥340	¥444